CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity CNY (¥)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Feb. 28, 2021	¥ 646,388		¥ 15		¥ (27,899)		¥ 768,150		¥ (138,290)		¥ (13,289)		¥ 588,687		¥ 57,701
Beginning Balance, Shares at Feb. 28, 2021 | shares			23,131,195	23,131,195	970,788	970,788
Contribution from non-controlling interests	3,630						(480)						(480)		4,110
Share-based compensation	9,002						9,002						9,002
Net loss (income) for the year	(118,732)								(113,462)				(113,462)		(5,270)
Foreign currency translation adjustments	(9,479)										(9,479)		(9,479)
Repurchase of ordinary shares (Note 10)	(27,795)		¥ (1)		¥ (27,794)								(27,795)
Repurchase of ordinary shares (Note 10), Shares | shares			(1,892,389)	(1,892,389)	1,892,389	1,892,389
Acquisition of subsidiaries	11														11
Reconsolidation of previously deconsolidated VIE	351						351						351
Dividend to non-controlling interests	(882)								(882)				(882)
Ending Balance at Feb. 28, 2022	502,494		¥ 14		¥ (55,693)		777,023		(252,634)		(22,768)		445,942		56,552
Ending Balance, Shares at Feb. 28, 2022 | shares			21,238,806	21,238,806	2,863,177	2,863,177
Share-based compensation	3,168						3,168						3,168
Net loss (income) for the year	(33,488)								(29,666)				(29,666)		(3,822)
Foreign currency translation adjustments	38,526										38,526		38,526
Repurchase of ordinary shares (Note 10)	(238)		¥ 0		¥ (238)								(238)
Repurchase of ordinary shares (Note 10), Shares | shares			(49,591)	(49,591)	49,591	49,591
Deregistration of subsidiaries	1,428														1,428
Ending Balance at Feb. 28, 2023	¥ 511,890		¥ 14		¥ (55,931)		780,191		(282,300)		15,758		457,732		54,158
Ending Balance, Shares at Feb. 28, 2023 | shares	21,189,215	21,189,215	21,189,215	21,189,215	2,912,768	2,912,768
Share-based compensation	¥ 3,122						3,122						3,122
Net loss (income) for the year	2,775	$ 386							4,961				4,961		(2,186)
Foreign currency translation adjustments	9,347	1,299									9,347		9,347
Repurchase of ordinary shares (Note 10)	(159)				¥ (159)								(159)
Repurchase of ordinary shares (Note 10), Shares | shares			(25,799)	(25,799)	25,799	25,799
Acquisition of subsidiaries	1,125														1,125
Disposal of a subsidiary	(1,956)														(1,956)
Ending Balance at Feb. 29, 2024	¥ 526,144	$ 73,099	¥ 14	$ 2	¥ (56,090)	$ (7,793)	¥ 783,313	$ 108,828	¥ (277,339)	$ (38,531)	¥ 25,105	$ 3,488	¥ 475,003	$ 65,994	¥ 51,141	$ 7,105
Ending Balance, Shares at Feb. 29, 2024 | shares	21,163,416	21,163,416	21,163,416	21,163,416	2,938,567	2,938,567